Cover Page Cover Page	Jul. 31, 2019
Cover page.
Document Type	8-K
Document Period End Date	Jul. 31, 2019
Entity Registrant Name	LivePerson, Inc.
Entity Central Index Key	0001102993
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	0-30141
Entity Tax Identification Number	13-3861628
Entity Address, Address Line One	475 Tenth Avenue, 5th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	212
Local Phone Number	609-4200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	LPSN
Security Exchange Name	NASDAQ